Supplement to the
Fidelity® Emerging Asia Fund
December 30, 2016
As Revised January 20, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Fidelity® Emerging Asia Fund has been removed.

SEA-SUM-17-01 1.9886590.100	November 17, 2017